Consolidated Statement of Comprehensive Income - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Consolidated Statement of Comprehensive Income [Line Items]
Profit (loss) recognized in the income statement	€ 837	€ 84	€ 2,081	€ 80
Other Comprehensive Income: Items that will not be reclassified to profit or loss [Abstract]
Remeasurement gains (losses) related to defined benefit plans, before tax	287	(207)	499	159
Net fair value gains (losses) attributable to credit risk related to financial liabilities designated as at fair value through profit or loss, before tax	(17)	93	(12)	124
Total of income tax related to items that will not be reclassified to profit or loss	(38)	186	(138)	(86)
Items that are or may be reclassified to profit or loss: Financial assets at fair value through other comprehensive income [Abstract]
Unrealized net gains (losses) arising during the period, before tax	(74)	217	(325)	391
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	(22)	(62)	(130)	(187)
Derivatives hedging variability of cash flows [Abstract]
Unrealized net gains (losses) arising during the period, before tax	(4)	(14)	23	(17)
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	(13)	(1)	(20)	(1)
Assets classified as held for sale [Abstract]
Unrealized net gains (losses) arising during the period, before tax	0	0	0	0
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	0	0	0	0
Foreign currency translation [Abstract]
Unrealized net gains (losses) arising during the period, before tax	(205)	(436)	465	(449)
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	(10)	0	(12)	0
Equity Method Investments [Abstract]
Net gains (losses) arising during the period	(6)	1	(6)	1
Total of income tax related to items that are or may be reclassified to profit or loss	53	(47)	178	(106)
Other comprehensive income (loss), net of tax	(49)	(269)	521	(171)
Total comprehensive income (loss), net of tax	788	(186)	2,602	(92)
Attributable to [Abstract]
Noncontrolling interests	27	13	96	47
Deutsche Bank shareholders and additional equity components	€ 760	€ (198)	€ 2,506	€ (138)